Property and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
Property and Equipment

	Medical Equipment	Computer Equipment	Office Furniture	Office Equipment	Leasehold Improvements	Total
Cost
As at December 31, 2015	197,870	685,277	214,085	87,964	465,865	1,651,061
Additions, net of foreign exchange impact	—	20,098	—	1,502	770	22,370
As at December 31, 2016	197,870	705,375	214,085	89,466	466,635	1,673,431
Additions, net of foreign exchange impact	—	24,778	11,811	—	67,665	104,254
Disposals	—	(48,168)	—	—	—	(48,168)
As at December 31, 2017	197,870	681,985	225,896	89,466	534,300	1,729,517

Amortization
As at December 31, 2015	133,477	505,245	127,383	58,759	366,379	1,191,243
Amortization for the year	11,492	48,929	10,241	5,408	86,163	162,233
As at December 31, 2016	144,969	554,174	137,624	64,167	452,542	1,353,476
Amortization for the year	9,365	43,558	9,710	4,620	23,515	90,768
Disposals	—	(48,168)	—	—	—	(48,168)
As at December 31, 2017	154,334	549,564	147,334	68,787	476,057	1,396,076

Net book value
As at December 31, 2017	43,536	132,421	78,562	20,679	58,243	333,441
As at December 31, 2016	52,901	151,201	76,461	25,299	14,093	319,955